EQUITY METHOD INVESTMENTS - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Balance as of January 1,	$ 52,215	$ 44,385
Additions	129,662	6,750
Net income	19,041	1,080
Guarantee fee	1,708	0
Employee stock compensation	127	0
Share of other comprehensive losses	(797)	0
Proceeds from disposal	(97,848)	0
Balance as of December 31,	$ 104,108	$ 52,215